Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 12,020	$ 6,684
Restricted cash	420	260
Accounts receivable trade, net	1,739	2,649
Inventories	4,426	5,289
Prepaid expenses and other current assets	2,153	1,594
Deferred voyage expenses	497	407
Total current assets	21,255	16,883
Fixed assets:
Vessels, net	237,839	243,214
Other fixed assets, net	445	503
Right of use asset - leases	432	615
Total fixed assets	238,716	244,332
Other non-current assets:
Deposits assets, non-current	3,405	3,495
Deferred charges, non-current	5,623	2,323
Restricted cash, non-current	500	500
Other non-current assets	30	29
TOTAL ASSETS	269,529	267,562
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs of $1,024 and $1,078, respectively	52,863	16,195
Trade accounts and other payables	14,579	14,426
Due to related parties, net of deferred finance costs of $1,397 and nil, respectively	5,503	0
Accrued liabilities	4,271	4,634
Lease liability	33	118
Deferred revenue	2,373	890
Total current liabilities	79,622	36,263
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs of $1,778 and $2,308, respectively	135,464	179,026
Due to related parties, non-current, net of deferred finance costs of $39 and nil, respectively	17,411	19,349
Long-term portion of convertible notes, net of deferred finance costs of $1,808 and nil, respectively	11,101	11,124
Lease liability, non-current	399	497
Total liabilities	243,997	246,259
Commitments and contingencies
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at June 30, 2019 and December 31, 2018; 18,443,682 and 2,666,184 shares issued and outstanding as at June 30, 2019 and December 31, 2018, respectively	2	0
Additional paid-in capital	405,616	385,846
Accumulated deficit	(380,086)	(364,543)
Total Stockholders' equity	25,532	21,303
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 269,529	$ 267,562